Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Angel Oak Funds Trust
Entity Central Index Key	0001612930
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Class A
Trading Symbol	ANGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	1.76%*
[1]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A Shares returned 4.76% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 287 basis points, as the benchmark returned 1.89% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s, higher current income relative to the benchmark, and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) allocation.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and position it in light of our view that agency RMBS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS

Top Detractors
↓	Agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.60	-0.01	1.75
Class A (with sales charge)	6.21	-0.47	1.52
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 2,647,946,931
Holdings Count | $ / shares	1,035
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$2,647,946,931
Number of Holdings	1,035
Portfolio Turnover	22%
Average Credit Quality	A
Effective Duration	3.89 years
30-Day SEC Yield	6.43%
30-Day SEC Yield Unsubsidized	6.38%
Weighted Average Life	5.77 years
Distribution Yield	5.97%

Holdings [Text Block]

Residential Mortgage-Backed Securities	53.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	17.3%
Asset-Backed Securities	12.8%
Collateralized Loan Obligations	8.6%
Corporate Obligations	4.7%
Commercial Mortgage-Backed Securities	4.3%
Affiliated Exchange Traded Funds	2.5%
Commercial Mortgage-Backed Securities - U.S. Government Agency	1.9%
Money Market Funds	1.0%
Cash & Other	-7.0%

Government National Mortgage Association	11.4%
GS Mortgage-Backed Securities Trust	6.5%
JP Morgan Mortgage Trust	4.9%
Federal Home Loan Mortgage Corp.	4.8%
Saluda Grade Mortgage Funding LLC	3.9%
Federal National Mortgage Association	3.6%
Lake Summit Mortgage Trust	3.4%
Credit Suisse Mortgage Capital Certificates	2.0%
Downey Savings & Loan Association Mortgage Loan Trust	1.9%
Upstart Securitization Trust	1.8%

AAA	25.7%
AA	6.1%
A	5.6%
BBB	10.9%
BB	15.4%
B	5.8%
CCC	3.6%
CC	1.0%
C	0.1%
NR	25.8%

Updated Prospectus Web Address	https://angeloakcapital.com/resources/.
Class C
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Class C
Trading Symbol	ANGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	2.51%*
[2]
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.51%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class C Shares returned 4.42% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 253 basis points, as the benchmark returned 1.89% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s, higher current income relative to the benchmark, and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) allocation.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and position it in light of our view that agency RMBS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS

Top Detractors
↓	Agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/04/2015)
Class C (without sales charge)	7.76	-0.76	0.77
Class C (with sales charge)	6.76	-0.76	0.77
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 2,647,946,931
Holdings Count | $ / shares	1,035
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$2,647,946,931
Number of Holdings	1,035
Portfolio Turnover	22%
Average Credit Quality	A
Effective Duration	3.89 years
30-Day SEC Yield	5.83%
30-Day SEC Yield Unsubsidized	5.78%
Weighted Average Life	5.77 years
Distribution Yield	5.27%

Holdings [Text Block]

Residential Mortgage-Backed Securities	53.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	17.3%
Asset-Backed Securities	12.8%
Collateralized Loan Obligations	8.6%
Corporate Obligations	4.7%
Commercial Mortgage-Backed Securities	4.3%
Affiliated Exchange Traded Funds	2.5%
Commercial Mortgage-Backed Securities - U.S. Government Agency	1.9%
Money Market Funds	1.0%
Cash & Other	-7.0%

Government National Mortgage Association	11.4%
GS Mortgage-Backed Securities Trust	6.5%
JP Morgan Mortgage Trust	4.9%
Federal Home Loan Mortgage Corp.	4.8%
Saluda Grade Mortgage Funding LLC	3.9%
Federal National Mortgage Association	3.6%
Lake Summit Mortgage Trust	3.4%
Credit Suisse Mortgage Capital Certificates	2.0%
Downey Savings & Loan Association Mortgage Loan Trust	1.9%
Upstart Securitization Trust	1.8%

AAA	25.7%
AA	6.1%
A	5.6%
BBB	10.9%
BB	15.4%
B	5.8%
CCC	3.6%
CC	1.0%
C	0.1%
NR	25.8%

Updated Prospectus Web Address	https://angeloakcapital.com/resources/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Institutional Class
Trading Symbol	ANGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	1.51%*
[3]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class Shares returned 5.02% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 313 basis points, as the benchmark returned 1.89% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s, higher current income relative to the benchmark, and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) allocation.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and position it in light of our view that agency RMBS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS

Top Detractors
↓	Agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.90	0.25	2.01
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 2,647,946,931
Holdings Count | $ / shares	1,035
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$2,647,946,931
Number of Holdings	1,035
Portfolio Turnover	22%
Average Credit Quality	A
Effective Duration	3.89 years
30-Day SEC Yield	6.83%
30-Day SEC Yield Unsubsidized	6.78%
Weighted Average Life	5.77 years
Distribution Yield	6.24%

Holdings [Text Block]

Residential Mortgage-Backed Securities	53.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	17.3%
Asset-Backed Securities	12.8%
Collateralized Loan Obligations	8.6%
Corporate Obligations	4.7%
Commercial Mortgage-Backed Securities	4.3%
Affiliated Exchange Traded Funds	2.5%
Commercial Mortgage-Backed Securities - U.S. Government Agency	1.9%
Money Market Funds	1.0%
Cash & Other	-7.0%

Government National Mortgage Association	11.4%
GS Mortgage-Backed Securities Trust	6.5%
JP Morgan Mortgage Trust	4.9%
Federal Home Loan Mortgage Corp.	4.8%
Saluda Grade Mortgage Funding LLC	3.9%
Federal National Mortgage Association	3.6%
Lake Summit Mortgage Trust	3.4%
Credit Suisse Mortgage Capital Certificates	2.0%
Downey Savings & Loan Association Mortgage Loan Trust	1.9%
Upstart Securitization Trust	1.8%

AAA	25.7%
AA	6.1%
A	5.6%
BBB	10.9%
BB	15.4%
B	5.8%
CCC	3.6%
CC	1.0%
C	0.1%
NR	25.8%

Updated Prospectus Web Address	https://angeloakcapital.com/resources/.
Class A
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Class A
Trading Symbol	AOUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%*
[4]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A Shares returned 3.40% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 99 basis points (bps) and 79 bps, respectively, as the performance benchmarks returned 2.41% and 2.61%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income relative to the performance benchmarks and the short duration of the Fund allowed it to better weather the volatility that occurred during the period. The higher yield and tighter spreads in RMBS, ABS, and CLOs contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to investment-grade ABS, non-agency RMBS, and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; short duration; investment-grade securitized credit

Top Detractors
↓	Investment-grade corporate bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
Class A	7.24	2.14	2.39
Bloomberg U.S. Aggregate Bond Index**	5.10	0.19	1.50
Bloomberg Short Treasury: 9-12 Months	5.48	2.02	2.15
Bloomberg Short Term Government/Corporate Index	5.59	2.25	2.31
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 430,124,946
Holdings Count | $ / shares	372
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$430,124,946
Number of Holdings	372
Portfolio Turnover	42%
Average Credit Quality	AA
Effective Duration	0.82 years
30-Day SEC Yield	4.83%
30-Day SEC Yield Unsubsidized	4.59%
Weighted Average Life	1.53 years
Distribution Yield	5.11%

Holdings [Text Block]

Asset-Backed Securities	44.5%
Residential Mortgage-Backed Securities	18.7%
Collateralized Loan Obligations	12.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	10.7%
Corporate Obligations	5.4%
Money Market Funds	3.5%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	1.3%
U.S. Treasury Bills	1.2%
Cash & Other	-0.9%

Federal Home Loan Mortgage Corp.	11.5%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	3.5%
American Credit Acceptance Receivables Trust	2.3%
GS Mortgage-Backed Securities Trust	2.0%
Marlette Funding Trust	1.8%
Verus Securitization Trust	1.8%
GLS Auto Receivables Trust	1.7%
CPS Auto Trust	1.7%
Pretium Mortgage Credit Partners LLC	1.6%

AAA	47.2%
AA	10.1%
A	19.2%
BBB	15.6%
BB	2.2%
B	0.6%
NR	5.0%

Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class A1
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Class A1
Trading Symbol	AOUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$30	0.60%*
[6]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.41% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 100 basis points (bps) and 80 bps, respectively, as the performance benchmarks returned 2.41% and 2.61%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income relative to the performance benchmarks and the short duration of the Fund allowed it to better weather the volatility that occurred during the period. The higher yield and tighter spreads in RMBS, ABS, and CLOs contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to investment-grade ABS, non-agency RMBS, and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; short duration; investment-grade securitized credit

Top Detractors
↓	Investment-grade corporate bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2022)
Class A1 (without sales charge)	7.26	4.64
Class A1 (with sales charge)	5.11	3.85
Bloomberg U.S. Aggregate Bond Index**	5.10	1.09
Bloomberg Short Treasury: 9-12 Months	5.48	4.11
Bloomberg Short Term Government/Corporate Index	5.59	4.56
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 430,124,946
Holdings Count | $ / shares	372
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$430,124,946
Number of Holdings	372
Portfolio Turnover	42%
Average Credit Quality	AA
Effective Duration	0.82 years
30-Day SEC Yield	4.87%
30-Day SEC Yield Unsubsidized	4.62%
Weighted Average Life	1.53 years
Distribution Yield	5.13%

Holdings [Text Block]

Asset-Backed Securities	44.5%
Residential Mortgage-Backed Securities	18.7%
Collateralized Loan Obligations	12.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	10.7%
Corporate Obligations	5.4%
Money Market Funds	3.5%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	1.3%
U.S. Treasury Bills	1.2%
Cash & Other	-0.9%

Federal Home Loan Mortgage Corp.	11.5%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	3.5%
American Credit Acceptance Receivables Trust	2.3%
GS Mortgage-Backed Securities Trust	2.0%
Marlette Funding Trust	1.8%
Verus Securitization Trust	1.8%
GLS Auto Receivables Trust	1.7%
CPS Auto Trust	1.7%
Pretium Mortgage Credit Partners LLC	1.6%

AAA	47.2%
AA	10.1%
A	19.2%
BBB	15.6%
BB	2.2%
B	0.6%
NR	5.0%

Updated Prospectus Web Address	https://angeloakcapital.com/resources/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Institutional Class
Trading Symbol	AOUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.35%*
[8]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class Shares returned 3.64% for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 123 basis points (bps) and 103 bps, respectively, as the performance benchmarks returned 2.41% and 2.61%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income relative to the performance benchmarks and the short duration of the Fund allowed it to better weather the volatility that occurred during the period. The higher yield and tighter spreads in RMBS, ABS, and CLOs contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to investment-grade ABS, non-agency RMBS, and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; short duration; investment-grade securitized credit

Top Detractors
↓	Investment-grade corporate bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/02/2018)
Institutional Class	7.51	2.40	2.67
Bloomberg U.S. Aggregate Bond Index**	5.10	0.19	1.35
Bloomberg Short Treasury: 9-12 Months	5.48	2.02	2.13
Bloomberg Short Term Government/Corporate Index	5.59	2.25	2.31
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 430,124,946
Holdings Count | $ / shares	372
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$430,124,946
Number of Holdings	372
Portfolio Turnover	42%
Average Credit Quality	AA
Effective Duration	0.82 years
30-Day SEC Yield	5.19%
30-Day SEC Yield Unsubsidized	4.94%
Weighted Average Life	1.53 years
Distribution Yield	5.37%

Holdings [Text Block]

Asset-Backed Securities	44.5%
Residential Mortgage-Backed Securities	18.7%
Collateralized Loan Obligations	12.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	10.7%
Corporate Obligations	5.4%
Money Market Funds	3.5%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency	1.3%
U.S. Treasury Bills	1.2%
Cash & Other	-0.9%

Federal Home Loan Mortgage Corp.	11.5%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	3.5%
American Credit Acceptance Receivables Trust	2.3%
GS Mortgage-Backed Securities Trust	2.0%
Marlette Funding Trust	1.8%
Verus Securitization Trust	1.8%
GLS Auto Receivables Trust	1.7%
CPS Auto Trust	1.7%
Pretium Mortgage Credit Partners LLC	1.6%

AAA	47.2%
AA	10.1%
A	19.2%
BBB	15.6%
BB	2.2%
B	0.6%
NR	5.0%

Updated Prospectus Web Address	https://angeloakcapital.com/resources/.
Angel Oak High Yield Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak High Yield Opportunities ETF
Class Name	Angel Oak High Yield Opportunities ETF
Trading Symbol	AOHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak High Yield Opportunities ETF (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak High Yield Opportunities ETF	$28	0.55%*
[10]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 4.86% based on market price and 4.57% based on net asset value (NAV) for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Corporate High Yield Index, the Fund’s performance benchmark, by 28 basis points (bps) based on market price and underperformed its performance benchmark by 1 bp based on NAV, as the performance benchmark returned 4.58% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The outperformance of high yield securitized credit relative to the Fund’s performance benchmark underpinned performance. Securitized credit is an out-of-index allocation, and the non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) allocations outperformed the index by more than 120 bps and 370 bps, respectively. The high yield corporate bond allocation underperformed the Fund’s performance benchmark, reflecting its relatively conservative positioning in a period of tight credit spread valuations and softening economic activity at the margin.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an out-of-index exposure to securitized credit, specifically high yield non-agency RMBS and ABS, which we believe remain undervalued relative to high yield corporate credit.

Top Contributors
↑	Overweight to high yield securitized credit

Top Detractors
↓	Underweight to higher risk, higher potential return CCC and below-rated issuers in a period of outperformance; select holdings in media issuers

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Angel Oak High Yield Opportunities ETF NAV	10.77	4.81	5.03
Angel Oak High Yield Opportunities ETF Market	11.08	4.86	5.06
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Bloomberg U.S. Corporate High Yield Index	11.05	4.20	4.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 86,539,640
Holdings Count | $ / shares	201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$86,539,640
Number of Holdings	201
Portfolio Turnover	20%
Average Credit Quality	BB
Effective Duration	3.07 years
30-Day SEC Yield	6.95%
30-Day SEC Yield Unsubsidized	6.95%
Weighted Average Life	4.35 years
Distribution Yield	6.87%

Holdings [Text Block]

Mortgage Securities	14.8%
Energy	14.6%
Financial	11.6%
Industrial	10.7%
Asset Backed Securities	10.3%
Consumer, Cyclical	9.9%
Consumer, Non-cyclical	7.4%
Basic Materials	5.8%
Communications	5.5%
Cash & Other	9.4%

First American Government Obligations Fund	4.0%
COLT Funding LLC	3.5%
iShares Broad USD High Yield Corporate Bond ETF	2.9%
Radnor RE Ltd.	1.8%
Verus Securitization Trust	1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.6%
PRPM LLC	1.5%
JP Morgan Mortgage Trust	1.4%
Progress Residential Trust	1.3%
Warrior Met Coal, Inc.	1.2%

AAA	3.4%
AA	1.4%
A	1.0%
BBB	4.8%
BB	56.4%
B	22.3%
CCC	3.2%
NR	7.5%

Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy.
Effective May 30, 2024, the Fund’s minimum investment, under normal circumstances, in structured products has been reduced from 20% to 5%.
Other Material Fund Changes.
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund (the Predecessor Fund) was reorganized into the Fund, and the Predecessor Fund’s performance (Institutional Class shares) and financial history were adopted by the Fund.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 30, 2024, as supplemented to date, which is available at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak Mortgage-Backed Securities ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak Mortgage-Backed Securities ETF
Class Name	Angel Oak Mortgage-Backed Securities ETF
Trading Symbol	MBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Mortgage-Backed Securities ETF (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Mortgage-Backed Securities ETF	$25	0.49%*
[11]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[11]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.61% based on market price and 3.64% based on net asset value (NAV) for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Mortgage-Backed Securities Index, the Fund’s performance benchmark, by 150 basis points (bps) based on market price and 153 bps based on NAV, as the performance benchmark returned 2.11% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmark during the period, driven primarily by the higher allocation to non-agency residential mortgage-backed securities (RMBS). Higher current income relative to the performance benchmark allowed the Fund to better weather the volatility occurring during the period. The higher yield and tighter spreads in RMBS contributed to relative performance versus the performance benchmark.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained a higher allocation than the performance benchmark to non-agency RMBS. The Fund was positioned to limit cash exposure because of large shareholder inflows relative to Fund size. Within non-agency RMBS, the Fund had higher allocations to non-qualified mortgage (non-QM) and prime jumbo subsectors, which had strong performance.

Top Contributors
↑	Investment-grade non-agency RMBS; non-QM subsector; underweight to agency RMBS

Top Detractors
↓	Higher-coupon agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/04/2021)
Angel Oak Mortgage-Backed Securities ETF NAV	7.67	-1.31
Angel Oak Mortgage-Backed Securities ETF Market	7.63	-1.32
Bloomberg U.S. Aggregate Bond Index	5.10	-1.98
Bloomberg U.S. Mortgage-Backed Securities Index	4.89	-1.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 69,171,792
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$69,171,792
Number of Holdings	99
Portfolio Turnover	86%
Average Credit Quality	AA
Effective Duration	6.02 years
30-Day SEC Yield	4.77%
30-Day SEC Yield Unsubsidized	4.47%
Weighted Average Life	5.77 years
Distribution Yield	5.61%

Holdings [Text Block]

Residential Mortgage-Backed Securities	61.6%
Residential Mortgage-Backed Securities - U.S. Government Agency	32.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	6.9%
Money Market Funds	1.9%
Asset-Backed Securities	1.8%
Corporate Obligations	0.6%
Futures	0.4%
Commercial Mortgage-Backed Securities	0.3%
Cash & Other	-5.8%

Federal Home Loan Mortgage Corp.	20.6%
Federal National Mortgage Association	16.8%
JP Morgan Mortgage Trust	7.6%
Verus Securitization Trust	7.5%
COLT Funding LLC	6.1%
PRPM LLC	5.8%
SGR Residential Mortgage Trust	3.6%
Onslow Bay Mortgage Loan Trust	2.8%
Mello Mortgage Capital Acceptance	2.6%
JP Morgan Wealth Management	2.5%

AAA	69.7%
AA	6.6%
A	3.5%
BBB	6.0%
BB	8.5%
B	0.3%
NR	5.4%

Material Fund Change [Text Block]
Material Fund Change.
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund (the Predecessor Fund) was reorganized into the Fund, and the Predecessor Fund’s performance (Institutional Class shares) and financial history were adopted by the Fund.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 30, 2024, as supplemented to date, which is available at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak UltraShort Income ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income ETF
Class Name	Angel Oak UltraShort Income ETF
Trading Symbol	UYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income ETF (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak UltraShort Income ETF	$15	0.29%*
[12]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.40% based on market price and 3.29% based on net asset value (NAV) for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Treasury Bills Index, one of the Fund’s performance benchmarks, by 74 basis points (bps) based on market value and 63 bps based on NAV, as the performance benchmark returned 2.66% over the same period. The Fund outperformed the Bloomberg Short-Term Government/Corporate Index, the Fund’s other performance benchmark, by 79 bps based on market value and 68 bps based on NAV, as the performance benchmark returned 2.61% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income relative to the performance benchmarks and the short duration of the Fund allowed it to better weather the volatility occurring during the period. The higher yield and tighter spreads in RMBS, ABS, and CLOs contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to investment-grade ABS, non-agency RMBS, and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; short duration; investment-grade securitized credit

Top Detractors
↓	Investment-grade corporate bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/24/2022)
Angel Oak UltraShort Income ETF NAV	7.36	6.85
Angel Oak UltraShort Income ETF Market	7.49	6.93
Bloomberg U.S. Aggregate Bond Index**	5.10	6.70
Bloomberg Short Term Government/Corporate Index	5.59	5.14
Bloomberg U.S. Treasury Bills	5.50	5.10
[13]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 480,804,575
Holdings Count | $ / shares	375
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$480,804,575
Number of Holdings	375
Portfolio Turnover	53%
Average Credit Quality	A
Effective Duration	0.84 years
30-Day SEC Yield	5.79%
30-Day SEC Yield Unsubsidized	5.53%
Weighted Average Life	1.25 years
Distribution Yield	6.37%

Holdings [Text Block]

Asset-Backed Securities	41.9%
Collateralized Loan Obligations	13.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	11.6%
Corporate Obligations	10.9%
Residential Mortgage-Backed Securities	10.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	4.9%
Money Market Funds	4.4%
Commercial Mortgage-Backed Securities	1.6%
Residential Mortgage-Backed Securities - U.S. Government Agency	1.2%
Cash & Other	-0.7%

Federal Home Loan Mortgage Corp.	14.9%
Pagaya AI Debt Selection Trust	10.6%
First American Government Obligations Fund	4.4%
Marlette Funding Trust	3.4%
Exeter Automobile Receivables Trust	3.2%
PRPM LLC	2.4%
American Credit Acceptance Receivables Trust	1.7%
CPS Auto Trust	1.7%
Westlake Automobile Receivables Trust	1.7%
Prosper Marketplace Issuance Trust	1.7%

AAA	42.0%
AA	10.4%
A	21.7%
BBB	21.2%
BB	1.5%
B	0.5%
NR	2.8%

Updated Prospectus Web Address	https://angeloakcapital.com/resources/.
Angel Oak Income ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak Income ETF
Class Name	Angel Oak Income ETF
Trading Symbol	CARY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Income ETF (the Fund) for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Income ETF	$40	0.79%*
[14]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 4.90% based on market price and 4.34% based on net asset value (NAV) for the six-month period ending July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 301 basis points (bps) based on market value and 245 bps based on NAV, as the benchmark returned 1.89% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance was primarily due to a rate duration shorter than the benchmark’s, higher current income relative to the benchmark, and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) allocation.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocations to non-agency RMBS and asset-backed securities (ABS) were reduced to take gains on sectors that have experienced spread compression. Additionally, the Fund’s allocation to commercial mortgage-backed securities was increased to take advantage of what we believe is attractive relative value.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2022)
Angel Oak Income ETF NAV	9.88	8.61
Angel Oak Income ETF Market	10.18	8.80
Bloomberg U.S. Aggregate Bond Index	5.10	6.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/resources/ for more recent performance information.
Net Assets	$ 212,936,133
Holdings Count | $ / shares	392
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$212,936,133
Number of Holdings	392
Portfolio Turnover	55%
Average Credit Quality	A
Effective Duration	3.89 years
30-Day SEC Yield	6.44%
30-Day SEC Yield Unsubsidized	6.24%
Weighted Average Life	5.75 years
Distribution Yield	7.55%

Holdings [Text Block]

Residential Mortgage-Backed Securities	42.6%
Residential Mortgage-Backed Securities - U.S. Government Agency	19.5%
Asset-Backed Securities	15.8%
Collateralized Loan Obligations	11.2%
Commercial Mortgage-Backed Securities	5.9%
Corporate Obligations	4.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	2.5%
Money Market Funds	2.4%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	1.5%
Cash & Other	-6.0%

Government National Mortgage Association	10.6%
JP Morgan Mortgage Trust	7.9%
Federal National Mortgage Association	6.4%
Federal Home Loan Mortgage Corp.	6.0%
COLT Funding LLC	6.0%
PRPM LLC	5.0%
Verus Securitization Trust	4.1%
Pagaya AI Debt Selection Trust	2.9%
First American Government Obligations Fund	2.4%
Saluda Grade Mortgage Funding LLC	2.0%

AAA	29.8%
AA	4.6%
A	8.8%
BBB	18.5%
BB	23.2%
B	5.5%
CCC	0.1%
NR	9.5%

Updated Prospectus Web Address	https://angeloakcapital.com/resources/

[1]
*	Annualized.

[2]
*	Annualized.

[3]
*	Annualized.

[4]
*	Annualized.

[5]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[6]
*	Annualized.

[7]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[8]
*	Annualized.

[9]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[10]
*	Annualized.

[11]
*	Annualized.

[12]
*	Annualized.

[13]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[14]
*	Annualized.